Commitments and Contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 554	$ 635
Contractual capital and operating commitments, current	365
Loans and borrowings	1,128	1,806
Provisions	33
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	30
Bank guarantees	$ 100	$ 99